Segment information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment information	Segment information
Management has identified three reportable segments: Americas, Developed Europe and Rest of World, collectively referred to as trivago Core segments. Our Americas segment is comprised of Argentina, Brazil, Canada, Chile, Colombia, Ecuador, Mexico, Peru, the United States and Uruguay. Our Developed Europe segment is comprised of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Our RoW segment is comprised of all other countries, the most significant by revenue of which are Japan, Turkey, Australia, New Zealand and Poland. Our trivago DEALS operating segment does not meet the quantitative thresholds of a separate reportable segment.
Our chief operating decision makers ("CODMs") are our managing directors comprised of the Chief Executive Officer, Chief Financial Officer, Chief Marketing Officer, and Chief Product Officer. We determined our operating segments based on how our CODMs manage our business, make operating decisions and evaluate operating performance. Our primary operating metric is Return on Advertising Spend ("ROAS") contribution, for each of our reportable segments, which compares Referral Revenue before intersegment eliminations to Advertising Spend. ROAS contribution includes the allocation of Referral Revenue which is based on the domain of the website accessed or location of the user performing the search.
Our CODMs use ROAS contribution to allocate resources for each trivago Core segment predominantly in the annual budget and forecasting process. The CODMs consider budget-to-actual variances on a monthly basis using ROAS contribution when making decisions about the allocation of Advertising Spend to the trivago Core segments. The CODMs also use ROAS contribution to assess the performance for each trivago Core segment.
Our segment disclosures include intersegment Referral Revenue from our trivago DEALS operating segment as this segment is now consolidated into our results, refer to "Note 3 - Holisto Investment and Acquisition". All expenses except for Advertising Spend are excluded from trivago Core segment operating performance and are included in our segment reconciliations below.
The following tables present our segment information for the years ended December 31, 2025, 2024 and 2023. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our CODMs.

	Year Ended December 31, 2025
(€ thousands)	Developed Europe	Americas	Rest of World	Total
Referral Revenue from external customers, including related party	€220,674	€199,756	€112,462	€532,892
Intersegment Referral Revenue	1,016	2,766	118	3,900
	€221,690	€202,522	€112,580	€536,792
Reconciliation of revenue
Other revenues				16,020
Elimination of intersegment Referral Revenue				(3,900)
Total consolidated revenue				€548,912

Advertising Spend	159,518	165,797	92,905
ROAS contribution	€62,172	€36,725	€19,675	€118,572
Costs and expenses:
Cost of revenue, including related party, excluding amortization				15,095
Other selling and marketing, including related party (1)				27,358
Technology and content, including related party				51,346
General and administrative, including related party				33,571
Amortization of intangible assets				1,792
Operating income				€1,530
Other income/(expense)
Interest expense				(41)
Interest income				2,462
Other, net				4,079
Income before income taxes				€8,030
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by trivago Core segment.

	Year Ended December 31, 2024
(€ thousands)	Developed Europe	Americas	Rest of World	Total
Referral Revenue from external customers, including related party	€192,053	€173,635	€90,477	€456,165

Reconciliation of revenue
Other revenues				€4,684
Total consolidated revenue				€460,849

Less:
Advertising Spend	136,293	136,386	72,697
ROAS contribution	€55,760	€37,249	€17,780	€110,789
Costs and expenses:
Cost of revenue, including related party, excluding amortization				11,266
Other selling and marketing, including related party (1)				22,873
Technology and content, including related party				50,217
General and administrative, including related party				33,097
Amortization of intangible assets				23
Impairment of intangible assets and goodwill				30,148
Operating loss				€(32,151)
Other income/(expense)
Interest expense				(17)
Interest income				3,559
Other, net				362
Loss before income taxes				€(28,247)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by trivago Core segment.

	Year Ended December 31, 2023
(€ thousands)	Developed Europe	Americas	Rest of World	Total
Referral Revenue from external customers, including related party	€215,687	€176,404	€84,749	€476,840

Reconciliation of revenue
Other revenues				8,191
Total consolidated revenue				€485,031

Advertising Spend	147,713	118,965	56,469
ROAS contribution	€67,974	€57,439	€28,280	€153,693
Costs and expenses:
Cost of revenue, including related party, excluding amortization				11,971
Other selling and marketing, including related party (1)				22,492
Technology and content, including related party				49,020
General and administrative, including related party				38,726
Amortization of intangible assets				135
Impairment of intangible assets and goodwill				196,127
Operating loss				€(156,587)
Other income/(expense)
Interest expense				(12)
Interest income				5,213
Other, net				(478)
Loss before income taxes				€(151,864)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by trivago Core segment.
Geographic information
The following table presents revenue by geographic area for the years ended December 31, 2025, 2024 and 2023. Referral Revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-Referral Revenue was allocated based upon the customers' billing address or using the same methodology as the allocation of segment revenue, depending on the nature of the non-Referral Revenue stream.

	Year ended December 31,
(in thousands)	2025	2024	2023
Total revenues
United States	€133,728	€112,533	€106,032
Germany	37,769	38,854	45,209
United Kingdom	64,680	56,356	55,867
Canada	33,503	27,343	29,240
Japan	50,648	42,120	39,016
All other countries	228,584	183,643	209,667
	€548,912	€460,849	€485,031
The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2025 and 2024:

(€ thousands)	Years ended December 31,
	2025	2024
Property and equipment, net:
Germany	€8,691	€8,193
All other countries	119	17
	€8,810	€8,210